Document and Entity Information	12 Months Ended
Aug. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	CALDWELL & ORKIN FUNDS INC
Central Index Key	0000864230
Amendment Flag	false
Document Creation Date	Aug. 28, 2012
Document Effective Date	Aug. 30, 2012
Prospectus Date	Aug. 30, 2012